SCHEDULE I	12 Months Ended
Dec. 31, 2012
NOTES TO SCHEDULE 1 [Abstract]
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$1,882	$1,255
Amounts due from subsidiaries	12,715	14,544
Prepaid expenses and other current assets	221	191
Total current assets	14,818	15,990

Investments in subsidiaries	388,251	392,493
Investments in an equity method investee	11,428	11,478
TOTAL ASSETS	414,497	419,961

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$914	$1,902
Amounts due to subsidiaries	135,356	138,795
Total current liabilities	136,270	140,697
Payable for acquisition of intangible assets	-	475
Total liabilities	136,270	141,172
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 408,985,092 (2011: 413,985,636) shares issued and outstanding	$1	$1
Additional paid-in capital	20,600	20,202
Accumulated other comprehensive income	32,589	35,751
Retained earnings	225,037	222,835
Total equity	278,227	278,789
TOTAL LIABILITIES AND EQUITY	$414,497	$419,961

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2010	2011	2012
Operating expenses:
Research and development	$(1,004)	$(1,339)	$(944)
General and administrative	(2,357)	(2,269)	(2,190)
Selling and marketing	(46)	(51)	(48)
Total operating expenses	(3,407)	(3,659)	(3,182)
Loss from operations	(3,407)	(3,659)	(3,182)
Loss before income taxes	(3,407)	(3,659)	(3,182)
Income tax expenses	-	(150)	(150)
Share of net income of subsidiaries, net of taxes	4,058	6,786	1,080
Share of net (loss) income of an equity method investee	(81)	28	50
Investment loss	(186)	-	-

Net income (loss)	$384	$3,005	$(2,202)

STATEMENTS OF COMPREHENSIVE INCOME
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2010	2011	2012
Net income (loss)	384	3,005	(2,202)
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	4,350	8,169	3,162
Unrealized loss on other investment, net of tax effects of nil, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively	(169)	-	-

Total comprehensive income	4,565	11,174	960

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

				Accumulated
				other	Accumulated
	Ordinary shares		Additional	comprehensive	retained
	Number	Amount	paid-in capital	income	earnings	Total

Balance at January 1, 2010	450,563,676	$1	$31,423	$20,239	$221,648	$273,311)

Repurchase of ordinary shares	(24,212,718)	-	(9,019)	-	-	(9,019

Share-based compensation	-	-	1,532	-	-	1,532

Exercise of stock option	1,354,350	-	316	-	-	316

Share of subsidiaries' reserve	-	-	-	4,181	-	4,181

Net income	-	-	-	-	384	384

Balance at December 31, 2010	427,705,308	$1	$24,252	$24,420	$222,032	$270,705

Repurchase of ordinary shares	(16,594,848)	-	(6,251)	-	-	(6,251)

Share-based compensation	-	-	1,928	-	-	1,928

Exercise of share-based awards	2,875,176	-	671	-	-	671

Share of subsidiaries' reserve	-	-	-	8,169	-	8,169

Net income	-	-	-	-	3,005	3,005

Balance at December 31, 2011	413,985,636	$1	$20,600	$32,589	$225,037	$278,227

Repurchase of ordinary shares	(14,812,056)	-	(4,166)	-	-	(4,166)

Share-based compensation	-	-	1,465	-	-	1,465

Exercise of share-based awards	9,811,512	-	2,303	-	-	2,303

Share of subsidiaries' reserve	-	-	-	3,162	-	3,162

Net loss	-	-	-	-	(2,202)	(2,202)

Balance at December 31, 2012	408,985,092	$1	$20,202	$35,751	$222,835	$278,789

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$384	$3,005	$(2,202)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,532	1,928	1,465
Share of net income of subsidiaries	(4,058)	(6,786)	(1,080)
Share of net loss (income) of an equity method investee	81	(28)	(50)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	88	(186)	30
Accrued expenses and other current liabilities	30	115	1,462
Amounts due to subsidiaries	16,516	15,489	3,440
Cash provided by operating activities	14,573	13,537	3,065
Investing activities:
Investment in an equity method investee	(4,405)	(7,076)	-
Increase in deposit paid for acquisition of intangible assets	(1,100)	-	-
Increase in amounts due from subsidiaries	(375)	(67)	(1,829)
Capital contribution in subsidiaries	(88)	-	-
Cash used in investing activities	(5,968)	(7,143)	(1,829)
Financing activities:
Repurchase of ordinary shares	(9,019)	(6,251)	(4,152)
Proceeds from exercise of stock options	316	671	2,289
Cash used in financing activities	(8,703)	(5,580)	(1,863)
(Decrease) increase in cash and cash equivalents	(98)	814	(627)

Cash and cash equivalents at the beginning of the year	1,166	1,068	1,882
Cash and cash equivalents at the end of the year	$1,068	$1,882	$1,255

NOTES TO SCHEDULE 1

1	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2011 and 2012, $118,167 and $124,141 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2010, 2011 and 2012.

2	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.